Borrowings - Notes to borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 29, 2022	Nov. 12, 2021	Nov. 04, 2021	Oct. 28, 2021
Borrowings
Outstanding	$ 1,095,218	$ 1,158,071	$ 1,333,237
Notes
Borrowings
Outstanding	774,800	860,100
Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Outstanding				$ 10,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Series 2021 notes, interest rate 8.5%
Borrowings
Interest rate							8.50%
Outstanding							$ 208,900
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Outstanding						$ 62,000
ACI
Borrowings
Outstanding					$ 8,500
ACI | Senior secured guarantee notes, fixed 6.875%, matures in 2034
Borrowings
Nominal value	$ 246,200	$ 246,200
Interest rate	6.875%	6.875%
Outstanding	$ 232,000	$ 237,200
ACI | Senior secured guarantee notes, fixed 6.875%, matures in 2032
Borrowings
Nominal value	$ 14,600	$ 14,600
Interest rate	6.875%	6.875%
Outstanding	$ 9,300	$ 10,400
AA2000 | Senior secured guarantee notes, fixed 6.875%, matures in 2027
Borrowings
Nominal value	$ 212,300	$ 212,300
Interest rate	6.875%	6.875%
Outstanding	$ 20,900	$ 44,500
AA2000 | Senior secured guarantee notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value	$ 208,900	$ 208,900
Interest rate	8.50%	8.50%
Outstanding	$ 209,500	$ 209,100
AA2000 | Class 1 Series 2021 Notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value	$ 64,000	$ 64,000
Interest rate	8.50%	8.50%
Outstanding	$ 62,300	$ 61,700
AA2000 | Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Nominal value	$ 62,000	$ 62,000
Interest rate	9.50%	9.50%
Outstanding	$ 50,700	$ 61,400
AA2000 | Class 5 Notes, fixed 5.500%, matures in 2032
Borrowings
Nominal value	$ 138,000	$ 138,000
Interest rate	5.50%	5.50%
Outstanding	$ 138,500	$ 138,400
AA2000 | Class 6 Notes, fixed 2.000%, matures in 2025
Borrowings
Nominal value		$ 36,000
Interest rate		2.00%
Outstanding		$ 27,200
AA2000 | Class 11 Notes, Fixed 5.500 Percent, Matures in December 2026
Borrowings
Nominal value	$ 28,800	$ 28,800
Interest rate	5.50%	5.50%
Outstanding	$ 28,700	$ 28,600
AA2000 | Class 9 Notes, Fixed 0.000 Percent, Matures in 2026
Borrowings
Nominal value	$ 30,000	$ 30,000
Interest rate	0.00%	0.00%
Outstanding	$ 22,900	$ 23,100
AA2000 | Class 10 Notes, Fixed 0.000 Percent, Matures in 2025
Borrowings
Nominal value		$ 25,000
Interest rate		0.00%
Outstanding		$ 18,500